Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Claims receivable	$ 22,224	$ 12,307
Fire incident at the iron ore port terminal in Nueva Palmira, Uruguay | Navios Logistics
Loss Contingencies [Line Items]
Claims receivable	$ 11,571